Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents		$ 9,706,000
Due from subsidiaries	25,000
Total current assets	1,227,000	10,262,000
NON CURRENT ASSETS
Total non-current assets	372,000	1,739,000
Total assets	75,575,000	27,868,000
CURRENT LIABILITIES
Due to related parties	608,000	807,000
Current portion of derivative financial instruments		1,135,000
Total current liabilities	9,334,000	8,605,000
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,469,648,and 18,969,989 shares issued and outstanding at December 31, 2013 and 2014	190,000	25,000
Additional paid-in capital	318,125,000	293,453,000
Accumulated deficit	(275,786,000)	(278,683,000)
Total stockholders' equity	42,529,000	14,795,000	13,079,000	76,684,000
Total liabilities and stockholders' equity	75,575,000	27,868,000
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents		9,581,000
Due from subsidiaries	216,515,000	239,948,000
Other current assets	115,000	48,000
Total current assets	216,630,000	249,577,000
NON CURRENT ASSETS
Investments in subsidiaries	54,420,000	14,400,000
Restricted cash	79,000
Total non-current assets	54,499,000	14,400,000
Total assets	271,129,000	263,977,000
CURRENT LIABILITIES
Due to subsidiaries	224,002,000	247,502,000
Due to related parties	583,000	806,000
Current portion of derivative financial instruments	2,599,000
Other current liabilities	1,416,000	879,000
Total current liabilities	228,600,000	249,187,000
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,469,648,and 18,969,989 shares issued and outstanding at December 31, 2013 and 2014	190,000	25,000
Additional paid-in capital	318,125,000	293,453,000
Accumulated deficit	(275,786,000)	(278,687,000)
Total stockholders' equity	42,529,000	14,791,000
Total liabilities and stockholders' equity	$ 271,129,000	$ 263,978,000